INCOME TAXES (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Provision For Income Tax [Line Items]
Current	$ 0	$ 0
Deferred	0	0
Provision for income taxes	$ 0	$ 0